MERCHANT CASH ADVANCES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
MERCHANT CASH ADVANCES
Merchant cash advances outstanding balance		$ 1,443,776	$ 320,079
Merchant cash advances net of unamortized fees	$ 0	$ 57,768	$ 57,768